Average Annual Total Returns{- Treasury Portfolio} - 03.31 FIMM Funds Class 2 Combo PRO-10 - Treasury Portfolio - Class II - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
Total	0.01%	0.87%	0.44%